Nature of Expenses FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Nature of Expenses

Note 12         Nature of Expenses

General and administrative expenses include	December 31,	December 31,
	2011	2010
Professional fees	$128,786	$169,849
Bank charges	3,799	4,027
Listing and filing fees	20,983	19,904
Office and miscellaneous	59,470	64,045
Consulting (Note 11)	218,645	242,000
Engineering and geological expenses	5,863	11,926
Amortization	1,617	1,489
Foreign exchange	1,983	3,323
	$441,146	$516,563